Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds
	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$25,238,126,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$1,985,125,000

Total Outstanding			$27,223,251,600

OSFI Covered Bond Limit			$36,219,811,445

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			35,751,175,664		A (i)	38,442,124,370
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,751,175,664
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			437,840,383
Total: A + B + C + D + E - F			35,313,335,280

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			25,005,951,653

A = lesser of (i) Present Value of outstanding loan balance of			38,530,285,225		A (i)	38,530,285,225
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	71,284,414,890
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			38,530,285,225

Intercompany Loan Balance

Guarantee Loan			27,140,286,173
Demand Loan			12,294,355,664
Total			39,434,641,837

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
January 31, 2017	N/A		N/A

Portfolio Flow of Funds

	31-Jan-17		29-Dec-16
Cash Inflows
Principal Receipts	638,596,085.15		802,887,815.53
Sale of Loans	106,157,985.80		330,470,876.00
Revenue Receipts	81,053,109.60		77,891,162.47
Swap Receipts	-		-
Intercompany Loan Receipts	5,605,758,258.37		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(69,752,441.25)	(6)	(71,096,483.76)	(7)
Purchase of Loans	(5,690,485,574.40)		(52,546,593.59)
Intercompany Loan Repayment	(660,026,754.92)	(6)	(1,080,812,097.94)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(333.15)		(216.92)
Net Inflows/(Outflows)	11,300,335.20		6,794,461.79

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6929%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on February 17th, 2017.

(7) This amount was paid out on January 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$ 33,483,649,991
Current Month Ending Balance (1)	$ 38,412,688,534
Number of Mortgage Loans in Pool	198,960
Average Loan Size	$193,067
Number of Primary Borrowers	174,258
Number of Properties	179,318

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.98%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.90%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	81.56%
Weighted Average Seasoning of Loans in the Portfolio	19.36	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.65%
Weighted Average Original Term of Loans in the Portfolio	53.33	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	33.97	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	41.64	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	198,715	99.88%	38,359,678,951	99.86%
30 to 59 Days Past Due	180	0.09%	38,832,529	0.10%
60 to 89 Days Past Due	65	0.03%	14,177,054	0.04%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	22,702	11.41%	5,221,215,131	13.59%
British Columbia	24,917	12.52%	6,436,445,501	16.76%
Manitoba	4,043	2.03%	550,888,183	1.43%
New Brunswick	5,451	2.74%	554,621,877	1.44%
Newfoundland	5,589	2.81%	784,659,925	2.04%
Northwest Territories	61	0.03%	12,060,600	0.03%
Nova Scotia	7,878	3.96%	995,366,452	2.59%
Nunavut	-	0.00%	-	0.00%
Ontario	99,139	49.83%	19,413,937,337	50.54%
Prince Edward Island	1,198	0.60%	126,963,554	0.33%
Quebec	21,731	10.92%	3,152,427,264	8.21%
Saskatchewan	5,888	2.96%	1,092,133,379	2.84%
Yukon	363	0.18%	71,969,333	0.19%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,914	1.46%	523,756,363	1.36%
599 or less	2,506	1.26%	423,903,169	1.10%
600 - 650	3,940	1.98%	736,216,083	1.92%
651 - 700	9,971	5.01%	1,952,978,067	5.08%
701 - 750	23,068	11.59%	4,638,872,276	12.08%
751 - 800	39,960	20.08%	8,462,018,436	22.03%
801 and Above	116,601	58.61%	21,674,944,140	56.43%
Total	198,960	100.00%	38,412,688,534	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	160,500	80.67%	29,516,768,364	76.84%
Variable	38,460	19.33%	8,895,920,170	23.16%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	159,071	79.95%	28,017,628,279	72.94%
Non-STEP	39,889	20.05%	10,395,060,255	27.06%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	3,600	1.81%	677,412,986	1.76%
Owner Occupied	195,360	98.19%	37,735,275,549	98.24%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	82,944	41.69%	17,367,826,383	45.21%
2.5000 - 2.9999	78,483	39.45%	14,376,420,451	37.43%
3.0000 - 3.4999	26,574	13.36%	5,076,103,139	13.21%
3.5000 - 3.9999	8,771	4.41%	1,303,432,635	3.39%
4.0000 - 4.4999	1,430	0.72%	194,959,998	0.51%
4.5000 - 4.9999	419	0.21%	51,577,206	0.13%
5.0000 - 5.4999	171	0.09%	16,633,958	0.04%
5.5000 and Above	168	0.08%	25,734,764	0.07%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	24,267	12.20%	1,738,065,538	4.52%
20.01-25.00	9,321	4.68%	1,179,842,087	3.07%
25.01-30.00	10,402	5.23%	1,556,125,045	4.05%
30.01-35.00	11,780	5.92%	2,026,044,410	5.27%
35.01-40.00	13,741	6.91%	2,617,709,139	6.81%
40.01-45.00	15,552	7.82%	3,222,958,820	8.39%
45.01-50.00	16,678	8.38%	3,454,279,417	8.99%
50.01-55.00	16,929	8.51%	3,620,108,360	9.42%
55.01-60.00	17,145	8.62%	3,719,021,760	9.68%
60.01-65.00	18,119	9.11%	4,083,219,480	10.63%
65.01-70.00	16,616	8.35%	3,938,393,228	10.25%
70.01-75.00	12,744	6.41%	3,157,468,302	8.22%
75.01-80.00	14,606	7.34%	3,845,283,893	10.01%
80.01 and Above	1,060	0.53%	254,169,057	0.66%
Total	198,960	100.00%	38,412,688,534	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	49,698	24.98%	8,060,604,043	20.98%
12.00 - 23.99	33,754	16.97%	5,800,406,972	15.10%
24.00 - 35.99	21,202	10.66%	3,956,717,805	10.30%
36.00 - 41.99	19,738	9.92%	3,713,323,524	9.67%
42.00 - 47.99	20,732	10.42%	4,240,175,414	11.04%
48.00 - 53.99	20,040	10.07%	4,606,143,511	11.99%
54.00 - 59.99	30,475	15.32%	7,427,912,319	19.34%
60.00 - 65.99	2,189	1.10%	407,305,353	1.06%
66.00 - 71.99	143	0.07%	24,695,831	0.06%
72.00 and Above	989	0.50%	175,403,761	0.46%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,733	31.03%	3,575,242,763	9.31%
100,000 - 149,999	33,811	16.99%	4,223,190,160	10.99%
150,000 - 199,999	29,639	14.90%	5,166,072,610	13.45%
200,000 - 249,999	22,374	11.25%	5,013,129,687	13.05%
250,000 - 299,999	16,460	8.27%	4,507,948,172	11.74%
300,000 - 349,999	11,006	5.53%	3,561,136,928	9.27%
350,000 - 399,999	7,361	3.70%	2,752,681,253	7.17%
400,000 - 449,999	4,460	2.24%	1,890,234,055	4.92%
450,000 - 499,999	3,194	1.61%	1,515,521,198	3.95%
500,000 - 549,999	2,129	1.07%	1,116,958,971	2.91%
550,000 - 599,999	1,673	0.84%	961,458,927	2.50%
600,000 - 649,999	1,130	0.57%	704,753,405	1.83%
650,000 - 699,999	860	0.43%	579,559,245	1.51%
700,000 - 749,999	646	0.32%	468,524,093	1.22%
750,000 - 799,999	520	0.26%	402,778,230	1.05%
800,000 - 849,999	401	0.20%	330,706,667	0.86%
850,000 - 899,999	445	0.22%	389,083,672	1.01%
900,000 - 949,999	291	0.15%	268,998,201	0.70%
950,000 - 999,999	256	0.13%	249,127,420	0.65%
1,000,000 or Greater	571	0.29%	735,582,876	1.91%
Total	198,960	100.00%	38,412,688,534	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,264	14.71%	5,398,097,328	14.05%
Single Family	162,252	81.55%	31,425,027,188	81.81%
Multi Family	6,723	3.38%	1,450,519,850	3.78%
Other	721	0.36%	139,044,167	0.36%
Total	198,960	100.00%	38,412,688,534	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	113,527,604	78,237,095	102,397,189	123,139,250	156,448,297	200,557,240	259,605,578	311,150,199	461,444,863	660,261,999	595,507,993	656,797,776	1,305,798,166	196,341,881	5,221,215,131	13.59%
	Current and Less Than 30 Days Past Due	113,462,535	78,184,711	102,299,763	122,707,255	156,236,449	200,379,379	259,276,010	310,293,951	459,855,271	656,798,489	594,634,859	654,797,273	1,304,520,107	196,341,881	5,209,787,933	99.78%
	30 to 59 Days Past Due	65,069	52,385	-	-	-	177,860	329,568	665,143	1,387,036	2,680,545	873,134	842,815	900,149	-	7,973,702	0.15%
	60 to 89 Days Past Due	-	-	97,426	431,995	211,848	-	-	191,106	202,557	782,966	-	1,157,688	377,911	-	3,453,496	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British	All	469,726,913	327,968,728	413,379,964	537,925,925	658,465,288	745,042,102	563,771,527	603,994,130	620,458,989	527,978,273	381,693,938	320,304,946	261,744,890	3,989,888	6,436,445,501	16.76%
Columbia	Current and Less Than 30 Days Past Due	469,128,121	326,304,989	412,770,219	537,401,951	656,480,454	743,189,193	563,771,527	603,801,165	619,791,588	527,978,273	380,263,523	320,304,946	261,168,865	3,989,888	6,426,344,702	99.84%
	30 to 59 Days Past Due	598,793	1,663,740	609,745	523,974	1,984,834	765,041	-	-	667,401	-	719,906	-	-	-	7,533,432	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	1,087,868	-	192,965	-	-	710,509	-	576,026	-	2,567,367	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	12,641,863	9,917,396	12,324,968	16,419,498	23,609,181	27,283,862	36,216,838	51,878,359	61,665,279	76,651,212	71,766,507	62,015,982	86,140,447	2,356,792	550,888,183	1.43%
	Current and Less Than 30 Days Past Due	12,636,355	9,917,396	12,219,331	16,419,498	23,609,181	27,283,862	36,146,395	51,716,352	61,665,279	76,092,787	71,030,714	62,015,982	86,140,447	2,356,792	549,250,371	99.70%
	30 to 59 Days Past Due	-	-	105,637	-	-	-	70,443	162,007	-	188,059	267,802	-	-	-	793,947	0.14%
	60 to 89 Days Past Due	5,508	-	-	-	-	-	-	-	-	370,366	467,991	-	-	-	843,865	0.15%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New	All	14,206,473	10,154,585	13,642,931	19,482,021	22,026,859	30,407,615	48,890,891	76,209,198	79,019,632	101,061,812	71,343,963	35,287,869	32,270,277	617,750	554,621,877	1.44%
Brunswick	Current and Less Than 30 Days Past Due	14,206,473	10,154,585	13,642,931	19,360,981	22,026,859	30,407,615	48,890,891	75,929,994	78,734,445	100,702,926	71,283,095	35,287,869	32,270,277	617,750	553,516,692	99.80%
	30 to 59 Days Past Due	-	-	-	121,039	-	-	-	166,814	241,948	358,887	60,868	-	-	-	949,556	0.17%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	112,390	43,239	-	-	-	-	-	155,629	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	16,195,988	9,566,368	16,687,195	24,446,299	34,908,472	44,515,368	64,383,359	106,804,927	120,358,969	141,522,910	118,163,819	40,505,148	45,869,391	731,714	784,659,925	2.04%
	Current and Less Than 30 Days Past Due	16,171,095	9,566,368	16,687,195	24,446,299	34,908,472	44,515,368	64,383,359	106,103,362	119,790,983	141,399,596	117,866,496	40,505,148	45,869,391	731,714	782,944,846	99.78%
	30 to 59 Days Past Due	24,892	-	-	-	-	-	-	-	567,986	-	297,323	-	-	-	890,201	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	701,565	-	123,313	-	-	-	-	824,878	0.11%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest	All	703,324	445,575	96,939	706,841	330,191	234,477	785,668	1,106,669	1,843,891	2,662,980	1,467,453	1,676,594	-	-	12,060,600	0.03%
Territories	Current and Less Than 30 Days Past Due	703,324	445,575	96,939	706,841	330,191	234,477	785,668	1,106,669	1,843,891	2,662,980	1,467,453	1,676,594	-	-	12,060,600	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	28,980,894	20,464,232	26,513,935	32,410,595	45,699,334	59,686,917	81,987,674	115,360,140	123,488,822	174,464,346	138,873,319	71,942,432	74,496,294	997,516	995,366,452	2.59%
	Current and Less Than 30 Days Past Due	28,950,076	20,464,232	26,513,935	32,410,595	45,518,878	59,619,952	81,936,062	114,573,159	123,143,616	174,464,346	138,873,319	71,942,432	74,496,294	997,516	993,904,414	99.85%
	30 to 59 Days Past Due	30,818	-	-	-	180,456	66,965	51,611	786,981	345,206	-	-	-	-	-	1,462,037	0.15%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	963,327,319	636,643,844	856,774,639	1,125,828,103	1,500,330,512	1,878,187,635	2,102,278,662	1,947,273,336	1,771,748,692	1,803,790,662	1,934,155,243	1,463,597,399	1,412,218,693	17,782,599	19,413,937,337	50.54%
	Current and Less Than 30 Days Past Due	962,601,029	636,289,069	856,365,341	1,124,176,324	1,498,643,696	1,875,433,616	2,099,526,575	1,944,305,356	1,769,497,332	1,803,443,599	1,932,897,281	1,463,426,093	1,411,787,778	17,782,599	19,396,175,689	99.91%
	30 to 59 Days Past Due	79,137	354,775	183,387	1,048,075	1,686,817	2,572,332	1,880,508	2,477,668	1,410,842	-	900,292	-	430,914	-	13,024,747	0.07%
	60 to 89 Days Past Due	647,153	-	225,911	603,704	-	181,688	871,579	490,312	840,518	347,062	357,670	171,305	-	-	4,736,901	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward	All	4,055,616	3,353,574	3,483,911	2,974,519	5,883,708	7,951,044	11,911,923	17,566,999	17,834,152	24,523,189	14,875,146	6,353,965	6,195,807	-	126,963,554	0.33%
Island	Current and Less Than 30 Days Past Due	4,055,616	3,353,574	3,483,911	2,974,519	5,883,708	7,879,486	11,911,923	17,514,668	17,834,152	24,523,189	14,875,146	6,353,965	6,195,807	-	126,839,665	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	52,331	-	-	-	-	-	-	52,331	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	71,558	-	-	-	-	-	-	-	-	71,558	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	89,481,282	61,458,638	82,758,615	108,240,947	123,229,422	164,433,535	186,679,314	240,754,314	296,832,562	370,153,270	427,737,040	430,371,102	540,406,194	29,891,029	3,152,427,264	8.21%
	Current and Less Than 30 Days Past Due	89,453,274	61,458,638	82,758,615	108,240,947	123,152,346	164,157,217	186,221,303	240,333,989	295,716,725	368,808,377	427,353,201	429,299,645	540,192,679	29,891,029	3,147,037,985	99.83%
	30 to 59 Days Past Due	-	-	-	-	77,075	276,318	353,447	275,216	562,458	1,344,892	102,153	1,009,007	58,334	-	4,058,902	0.13%
	60 to 89 Days Past Due	28,008	-	-	-	-	-	104,564	145,108	553,379	-	281,686	62,450	155,182	-	1,330,377	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	23,222,464	20,205,144	25,487,296	31,902,268	42,877,235	59,587,604	89,585,314	136,582,350	154,320,158	187,975,623	177,973,606	64,251,194	77,173,746	989,377	1,092,133,379	2.84%
	Current and Less Than 30 Days Past Due	23,222,464	20,205,144	25,487,296	31,682,834	42,571,867	59,587,604	89,585,314	136,415,667	153,308,044	187,661,394	177,973,606	63,982,364	77,173,746	989,377	1,089,846,722	99.79%
	30 to 59 Days Past Due	-	-	-	219,434	235,092	-	-	166,683	889,407	314,228	-	268,830	-	-	2,093,674	0.19%
	60 to 89 Days Past Due	-	-	-	-	70,276	-	-	-	122,707	-	-	-	-	-	192,982	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,995,798	1,426,907	2,577,462	2,568,145	3,900,639	5,071,421	8,182,670	11,427,739	10,005,751	12,173,205	4,835,202	4,363,896	2,969,987	470,510	71,969,333	0.19%
	Current and Less Than 30 Days Past Due	1,995,798	1,426,907	2,577,462	2,568,145	3,900,639	5,071,421	8,182,670	11,427,739	10,005,751	12,173,205	4,835,202	4,363,896	2,969,987	470,510	71,969,333	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,738,065,538	1,179,842,087	1,556,125,045	2,026,044,410	2,617,709,139	3,222,958,820	3,454,279,417	3,620,108,360	3,719,021,760	4,083,219,480	3,938,393,228	3,157,468,302	3,845,283,893	254,169,057	38,412,688,534	100.00%
	Current and Less Than 30 Days Past Due	1,736,586,160	1,177,771,188	1,554,902,938	2,023,096,189	2,613,262,741	3,217,759,191	3,450,617,697	3,613,522,071	3,711,187,078	4,076,709,162	3,933,353,896	3,153,956,207	3,842,785,377	254,169,057	38,359,678,951	99.86%
	30 to 59 Days Past Due	798,709	2,070,899	898,769	1,912,522	4,164,274	3,858,516	2,685,576	4,752,843	6,072,284	4,886,610	3,221,477	2,120,652	1,389,397	-	38,832,529	0.10%
	60 to 89 Days Past Due	680,669	-	323,338	1,035,699	282,124	1,341,114	976,143	1,833,446	1,762,398	1,623,708	1,817,855	1,391,444	1,109,118	-	14,177,054	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2017
Distribution Date:	2/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	31,909,433	23,711,897	36,777,639	41,659,649	53,241,255	58,583,519	58,310,255	54,820,196	54,130,901	42,842,503	34,735,439	22,952,204	9,231,393	850,080	523,756,363	1.36%
<=599	8,086,658	8,584,894	7,543,457	19,841,809	31,107,389	47,276,166	56,862,484	59,346,796	56,355,399	51,372,189	45,029,264	22,381,614	9,979,893	135,158	423,903,169	1.10%
600-650	16,255,008	14,317,055	21,504,093	25,106,510	49,052,381	82,043,670	99,919,615	94,386,297	80,906,318	86,746,311	87,013,290	49,334,471	27,663,071	1,967,991	736,216,083	1.92%
651-700	46,088,119	35,850,411	51,683,216	94,620,313	134,882,088	210,862,840	241,745,502	202,330,391	221,908,552	224,882,311	227,999,816	128,026,779	118,435,285	13,662,444	1,952,978,067	5.08%
701-750	130,150,094	105,495,028	154,429,126	200,588,426	285,820,515	395,588,997	417,335,974	463,630,628	493,461,243	558,294,690	558,346,466	414,332,345	427,602,525	33,796,218	4,638,872,276	12.08%
751-800	245,649,542	185,861,656	256,712,799	372,910,388	478,746,432	619,124,588	657,723,560	765,128,869	804,196,451	980,101,035	959,713,161	856,599,521	1,215,852,992	63,697,441	8,462,018,436	22.03%
>800	1,259,926,683	806,021,145	1,027,474,715	1,271,317,314	1,584,859,079	1,809,479,040	1,922,382,026	1,980,465,182	2,008,062,896	2,138,980,441	2,025,555,792	1,663,841,369	2,036,518,733	140,059,723	21,674,944,140	56.43%
Total	1,738,065,538	1,179,842,087	1,556,125,045	2,026,044,410	2,617,709,139	3,222,958,820	3,454,279,417	3,620,108,360	3,719,021,760	4,083,219,480	3,938,393,228	3,157,468,302	3,845,283,893	254,169,057	38,412,688,534	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.